Employee Benefits - Summary of Cost Recognized in Net Profit in Statement of Comprehensive Income Apportioned (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Defined Benefit Plans [Line Items]
Cost	$ 6,034	$ 5,612	$ 5,236
Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Cost	22	17	17
Gratuity | Cost Of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Cost	20	15	15
Gratuity | Sales And Marketing Expense
Disclosure Of Defined Benefit Plans [Line Items]
Cost	1	1	1
Gratuity | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Cost	1	1	1
Superannuation
Disclosure Of Defined Benefit Plans [Line Items]
Cost	27	25	36
Superannuation | Cost Of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Cost	24	22	32
Superannuation | Sales And Marketing Expense
Disclosure Of Defined Benefit Plans [Line Items]
Cost	2	2	3
Superannuation | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Cost	1	1	1
Provident Fund
Disclosure Of Defined Benefit Plans [Line Items]
Cost	75	69	63
Provident Fund | Cost Of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Cost	67	61	56
Provident Fund | Sales And Marketing Expense
Disclosure Of Defined Benefit Plans [Line Items]
Cost	5	5	5
Provident Fund | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Cost	3	3	2
Employee Benefit Cost
Disclosure Of Defined Benefit Plans [Line Items]
Cost	84	74	70
Employee Benefit Cost | Cost Of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Cost	5,379	4,987	4,627
Employee Benefit Cost | Sales And Marketing Expense
Disclosure Of Defined Benefit Plans [Line Items]
Cost	425	405	403
Employee Benefit Cost | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Cost	$ 230	$ 220	$ 206